Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000202268
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%	4.94%	4.34%
C000202269
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%	4.68%	3.98%
Without Sales Load [Member] | C000202270
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%	5.73%	4.87%
Without Sales Load [Member] | C000202268
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%	5.47%	4.61%
Without Sales Load [Member] | C000202269
Average Annual Return [Line Items]
Average Annual Return, Percent	2.64%	4.68%	3.98%
Without Sales Load [Member] | C000202272
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	5.79%	4.94%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	0.00%	1.74%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	0.00%	1.74%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	0.00%	1.74%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	0.00%	1.74%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	4.28%	6.18%	5.43%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	4.28%	6.18%	5.43%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	4.28%	6.18%	5.43%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	4.28%	6.18%	5.43%